SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock Alternatives Allocation Master Portfolio LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 882-0052

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22672

_________________

1.	Title of the class of securities of BlackRock Alternatives Allocation Master Portfolio LLC (the "Fund") to be redeemed:

Limited liability company interests, as identified by CUSIP in Annex A hereto (the "Interests").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the date on which Interests are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Interests are to be redeemed pursuant to Section 3.1(d) of the Fund's Limited Liability Company Agreement.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem Interests representing 55.32% of its total outstanding Interests at the net asset value per Interest.  The Fund is a master fund in a master/feeder structure.  Each member of the Fund is a feeder fund with its own investors.  The Fund informed its members that it is commencing a wind-down of its operations and that it is willing to redeem Interests in order to allow such members to provide liquidity to their own investors, or to fund liquidating distributions by such members.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 23rd day of October, 2013.

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

By:	/s/ Neal J. Andrews
	Name:	Neal J. Andrews
	Title:	Chief Financial Officer

Signature Page to BAAP Master 23c-2 Notice

Annex A

CUSIP	Redemption Date
09256Y107	November 26, 2013

A-1